Related Party Transactions	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Related Party Transactions

Accounts Payable – Related Parties

The Company owes $8,380 and $10,612 due to advances made to an employee which is included within accounts payable – related parties as of November 30, 2017 and February 28, 2017, respectively.

Prepaid Domain Names

During the first nine months of fiscal years 2018 and 2017, the Company paid $674,202 and $67,018, respectively, for annual domain name renewal fees. The amounts paid for the annual domain name renewal fees are paid directly to Epik Holdings Inc. (“Epik”), a company which is controlled by Robert Monster, the Company’s Chief Executive Officer. Epik then uses those funds to directly pay Verisign and ICANN companies for the annual domain renewal costs, which range between $0.25 and $7.85, respectively, per domain name. The costs paid to Epik are at terms similar or better than what Epik charges its other clients, which reflects the market rates of $0.25 to $7.85 for domain names.

Stock Warrants

In July 2017, the Company issued 4,000,000 warrants to four individuals, including the Chairman of the Company and another board member, to purchase shares of the Company’s common stock at prices which ranged from $0.10 to $0.15. All warrants vested immediately at the date of issuance and are exercisable through 2027. The total estimated value using the Black-Scholes Model, based on a volatility rates of 202.10% to 205.35% and a call option values of $0.2040 to $0.2690, was $880,918.

Convertible Notes Payable – Related Party

On June 9, 2017, the Company received $500,000 in cash related to an unsecured convertible note with its chairman. The note has an interest rate of 8.0% and is due and payable in two years, at which time it can be converted into shares of the Company’s common stock at a conversion price of $0.25 per share. The beneficial conversion feature associated with this note was $300,000. The net balance of this note as of November 30, 2017 was $271,507.

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note was due and payable within one year, at which time it could be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share.

Long-Term Debt – Related Party

Between July 20, 2017 and July 27, 2017, the Company received an aggregate of $450,000 in cash payments related to four unsecured promissory notes with its chairman, another director, and two third party shareholders. The interest free notes are due and payable in two years. In conjunction with these notes, the Company issued 1,000,000 of warrants, the value of which established a discount to the notes. The net balance of these notes as of November 30, 2017 was $80,548.

Comencia Acquisition

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired all of the outstanding shares and assets of Comencia, Inc. (“Comencia”), an online travel industry software system based in Bellevue, Washington. This transaction is considered related party since the Company’s Chief Technology Officer, Michael Cartwright, owned a controlling interest in Comencia. See Note 14 for additional information.

Appointment.com Acquisition

On December 1, 2016, the Company acquired all of the assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since the Company’s CEO, Rob Monster, owned a controlling interest in Appointment through a company owned 100% by Mr. Monster. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares of common stock. This amount was paid with the issuance of 1,625,000 shares of our common stock, of which 536,364 shares were issued to Mr. Monster’s company. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction and assets and liabilities acquired were recorded at cost. The difference between the cost of the assets received and the purchase price is recognized as compensation expense on the Company’s consolidated statement of operations. The agreement included customary representations, warranties, and covenants by us and Appointment. See Note 14 for additional information.

Sales of Common Stock

During fiscal 2017, the Company sold an aggregate of 435,000 shares to the Company’s chairman and a related party investor at terms below the market price and share prices available to other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing. There were no such sales in the first nine months of fiscal 2018.

Employment Agreements

During the first nine months of fiscal 2018, the Company signed an employment agreement with two members of senior management. The term of these agreements was for 24 months. During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All fiscal 2017 employment agreements were for a period of approximately 24. See Note 7 for more information about these employment agreements.

CEO Employment Agreement Share Issuance

On May 18, 2016, the Company granted 8,292,309 common shares to Robert W. Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. See Note 7 for more information about this share issuance.

On February 10, 2016, the Company issued 3,312,811 shares of common stock to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2015. The shares were valued based on the employment agreement date using the Black-Scholes model. See Note 7 for more information about this share issuance.

CEO Accrued Salary Conversion

On February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of common stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively. See Note 7 for more information about this accrued salary conversion.

Transactions with Former Officer and Current Shareholder

The Company has had several transactions with Richard Pomije, its former CEO, CFO and Chairman, including notes payable – related party, common stock subscription receivable and deferred compensation. See Note 16 for more information about these transactions.

Lease with Director/Stockholder

From January 2007 through September 2015 the Company leased a small warehouse and office from its Director, Jeff Mills. The agreement was month-to-month and required rental payments of $1,050 to $2,850 per month. The Company paid a total of $0 and $2,240 in annual rent for fiscal years 2017 and 2016, respectively. No amounts were owed Mr. Mills at February 28, 2017 or February 29, 2016 pertaining to the lease. This lease has expired and was not renewed.

Accounts Payable – Related Parties

As of February 28, 2017, the Company owes $10,612 due to advances made to an employee which is included within accounts payable – related parties.

Prepaid Domain Names

During the fiscal years 2017 and 2016, the Company paid $127,005 and $190,755, respectively, for annual domain name renewal fees. The amounts paid for the annual domain name renewal fees are paid directly to Epik, LLC (“Epik”), a company which is controlled by Robert Monster, the Company’s Chief Executive Officer. Epik, then uses those funds to directly pay Verisign and ICANN companies for the annual domain renewal costs, which range between $0.25 and $7.85, respectively, per domain name. The costs paid to Epik are at terms similar or better than what Epik charges its other clients, which reflects the market rates of $0.25 to $7.85 for domain names.

Convertible Note Payable – Related Party

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. See Note 14 for additional information.

Appointment.com Acquisition

On December 1, 2016, the Company acquired all assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since the Company’s CEO, Rob Monster, owned a controlling interest in Appointment through a company owned 100% by Mr. Monster. The purchase price pursuant to an asset purchase agreement was 1,625,000 shares of common stock. This amount was paid with the issuance of 1,625,000 shares of our common stock, of which 536,364 shares were issued to Mr. Monster’s company. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction and assets and liabilities acquired were recorded at cost. The difference between the cost of the assets received and the purchase price is recognized as compensation expense on the Company’s consolidated statement of operations. The agreement included customary representations, warranties, and covenants by us and Appointment. See Note 11 for additional information.

Sales of Common Stock

During fiscal 2017, the Company sold an aggregate of 435,000 shares which were sold to the Company’s chairman and a related party investor at terms below the market price and share prices available other investors at the time of the sales. As a result, the Company recorded additional stock compensation expense of $30,450 to additional paid in capital to account for the preferential common share pricing.

Employment Agreements

During fiscal 2017, the Company signed employment agreements with four members of senior management, three of which are still active. All employment agreements were for a period of approximately 12 months, however in one case there is no end date but can be terminated by either party. See Note 6 for more information about these employment agreements.

CEO Employment Agreement Share Issuance

On February 10, 2016, the Company issued 3,312,811 shares of common stock to Robert Monster, CEO, in accordance with his employment agreement dated May 18, 2015. The shares were valued based on the employment agreement date using the Black-Scholes model. See Note 6 for more information about this share issuance.

On May 18, 2016, the Company granted 8,292,309 common shares to Robert W. Monster, CEO, in accordance with his employment agreement dated May 18, 2016, which vest monthly over the new employment agreement period which ends on May 18, 2018, a period of two years. The shares were valued based on the employment agreement date. See Note 6 for more information about this share issuance.

CEO Accrued Salary Conversion

On February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of common stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively. See Note 6 for more information about this accrued salary conversion.

Transactions with Former Officer

The Company has had several transactions with Richard Pomije, its former CEO, CFO and Chairman, including notes payable – related party, common stock subscription receivable and deferred compensation. See Note 15 for more information about these transactions.